PGIM Laddered S&P 500 Buffer 20 ETF
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Long-Term Investments 99.6%
Affiliated Exchange-Traded Funds
PGIM US Large-Cap Buffer 20 ETF - January*	120,267	$3,410,171
PGIM US Large-Cap Buffer 20 ETF - February*	121,499	3,388,000
PGIM US Large-Cap Buffer 20 ETF - March*	123,361	3,438,688
PGIM US Large-Cap Buffer 20 ETF - April*	125,352	3,462,222
PGIM US Large-Cap Buffer 20 ETF - May*	123,671	3,423,213
PGIM US Large-Cap Buffer 20 ETF - June*	126,742	3,441,679
PGIM US Large-Cap Buffer 20 ETF - July*	126,117	3,429,373
PGIM US Large-Cap Buffer 20 ETF - August*	125,982	3,432,468
PGIM US Large-Cap Buffer 20 ETF - September*	126,288	3,400,393
PGIM US Large-Cap Buffer 20 ETF - October*	126,730	3,403,435
PGIM US Large-Cap Buffer 20 ETF - November*	127,037	3,452,612
PGIM US Large-Cap Buffer 20 ETF - December*	126,586	3,385,340

Total Long-Term Investments (cost $39,837,764)		41,067,594

Short-Term Investment 0.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $184,333)	184,333	184,333

TOTAL INVESTMENTS 100.0% (cost $40,022,097)(wa)		41,251,927
Other assets in excess of liabilities 0.0%		629

Net Assets 100.0%		$41,252,556

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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